Nature of Business	12 Months Ended
Dec. 31, 2020
Nature Of Business
Nature of Business

On July 24, 2019, Patagonia Gold Corp. (PGDC.TSXV – “the Company” or “Patagonia”) [formerly Hunt Mining Corp (“Hunt”, or “Hunt Mining”)] and Patagonia Gold Limited (“PGL”) [formerly Patagonia Gold PLC (“PGP”)] completed a reverse acquisition (or reverse takeover, the “RTO”) resulting in Hunt acquiring all issued shares of common stock of PGP in exchange for common shares of Hunt on the basis of 10.76 Hunt shares for each PGP share. Hunt issued 254,355,192 common shares to the shareholders of PGP representing an ownership interest of approximately 80%. The operating name of Hunt Mining Corp. was changed to Patagonia Gold Corp (“the Company”) (note 25).

Comparative information for the Company is that of PGL (accounting acquirer) prior to the reverse acquisition on July 24, 2019.

Patagonia is a mineral exploration and production company incorporated on January 10, 2006 under the laws of Alberta, Canada and, together with its subsidiaries, is engaged in the exploration of mineral properties and exploitation of reserves in Santa Cruz, Rio Negro and Chubut provinces of Argentina.

The consolidated financial statements include the accounts of the following subsidiaries after elimination of intercompany transactions and balances:

Corporation	Incorporation	Percentage ownership	Functional currency	Business purpose
Patagonia Gold S.A. (“PGSA”)	Argentina	95.3	US$	Production and Exploration Stage
Minera Minamalu S.A.	Argentina	100	US$	Exploration Stage
Huemules S.A.	Argentina	100	US$	Exploration Stage
Leleque Exploración S.A.	Argentina	100	US$	Exploration Stage
Patagonia Gold Limited (formerly Patagonia Gold PLC)	UK	100	GBP$	Holding
Minera Aquiline S.A.U.	Argentina	100	US$	Exploration Stage
Patagonia Gold Canada Inc.	Canada	100	CAD$	Holding
Patagonia Gold Chile S.C.M.	Chile	100	CH$	Exploration Stage
Ganadera Patagonia S.R.L.	Argentina	100	US$	Land Holding
1272680 B.C. Ltd (formerly 1494716 Alberta Ltd.)	Canada	100	CAD$	Nominee Shareholder

The Company’s activities include the exploration and production of minerals from properties in Argentina and Chile. On the basis of information to date, properties where it has not yet been determined if economically recoverable ore reserves exist are classified as exploration-stage. Properties where economically recoverable ore reserves exist and are being exploited are classified as production-stage. The underlying value of the mineral properties is entirely dependent upon the existence of reserves, the ability of the Company to obtain the necessary financing to complete development and upon future profitable production or a sale of these properties.

On some properties, ongoing production and sales of gold and silver are being undertaken without established mineral resources or reserves and the Company has not established the economic viability of the operations. As a result, there is increased uncertainty and economic risks of failure associated with these production activities. Despite the sale of gold and silver, these projects remain in the exploration stage because management has not established proven or probable ore reserves required to be classified in either the development or production stage.